Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 6 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31, 2019	June 30, 2019
	(unaudited)
Machinery and equipment	$822,845	$783,426
Transportation equipment	3,928,215	3,983,361
Office equipment	1,129,025	1,121,186
Buildings and improvements	484,328	491,127
Construction-in-progress	-	74,659
Total	6,364,413	6,453,759
Less: Accumulated depreciation and amortization	(5,316,796)	(4,794,239)
Property, plant and equipment, net	$1,047,617	$1,659,520

Depreciation expense amounted to approximately $0.6 million for each of the six months ended December 31, 2019 and 2018.